Amounts Included in Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
U.S. Plan
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Actuarial Loss	$ 507.4	$ 490.4
Prior Service Cost	(4.0)	(4.4)
Gross Amount in Accumulated Other Comprehensive Income	503.4	486.0
Income Tax Effect	189.6	183.1
Net Amount in Accumulated Other Comprehensive Income	313.8	302.9
Non U.S. Plans
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Actuarial Loss	46.8	24.8
Gross Amount in Accumulated Other Comprehensive Income	46.8	24.8
Income Tax Effect	5.8	3.7
Net Amount in Accumulated Other Comprehensive Income	41.0	21.1
Supplemental Plan
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Actuarial Loss	71.4	66.4
Prior Service Cost	2.1	2.7
Gross Amount in Accumulated Other Comprehensive Income	73.5	69.1
Income Tax Effect	27.7	26.0
Net Amount in Accumulated Other Comprehensive Income	$ 45.8	$ 43.1